                                   ING PARTNERS, INC.
                       ING JPMorgan International Portfolio
                ING American Century Small-Mid Cap Value Portfolio
                                     ("Portfolios")

                          Supplement dated June 9, 2006
     To the Initial Class ("I Class") Prospectus, Service Class ("S Class")
                   and Adviser Class ("ADV Class") Prospectus
                                Each dated April 28, 2006

Effective April 28, 2006, for ING American Century Small-Mid Cap Value Portfolio and June 1, 2006, for ING JPMorgan International Portfolio, ING Life Insurance and Annuity Company ("ILIAC"), the Portfolios' investment adviser, has implemented a waiver to reduce the Portfolios' management fee. The Prospectuses are hereby revised as follows:

I CLASS PROSPECTUS
------------------

1. The information relating to the Portfolios in the table beginning on page 55 entitled "I Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" of the I Class Prospectus is deleted and replaced with the following:

                                                                OTHER EXPENSES
                                                            --------------------
                                                            ADMIN.    SHAREHOLDER     TOTAL         WAIVERS,
                            MANAGEMENT      DISTRIBUTION   SERVICES    SERVICES     OPERATING    REIMBURSEMENTS    NET OPERATING
PORTFOLIO                      FEE          (12b-1) FEES     FEE          FEE        EXPENSES    AND RECOUPMENTS       EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
ING American Century
Small-Mid Cap Value         1.00%                -             0.25%        -           1.25%       (0.08)%(5)         1.17%

ING JPMorgan International  0.80%                -             0.20%        -           1.00%       (0.00)%(5)         1.00%

2. The following footnote is inserted on page 56 following the table beginning on page 55 entitled "I Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" of the I Class Prospectus:

       (5) ILIAC has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of May 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.08%. Based upon the net assets as of May 31, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if ILIAC elects to renew it.


3. The information relating to ING American Century Small-Mid Cap Value Portfolio on page 56 in the table entitled "Example" under the section entitled "Portfolio Fees and Expenses" of the I Class Prospectus is deleted and replaced with the following:

PORTFOLIO                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
ING American Century
Small-Mid Cap Value        $119       $389        $679        $1,504


S CLASS AND ADV CLASS PROSPECTUS
--------------------------------

1. The information relating to the Portfolios in the table beginning on page 56 entitled "S Class Shares - Annual Portfolio Operating Expenses " under the section entitled "Portfolio Fees and Expenses" of the S Class and ADV Class Prospectus is deleted and replaced with the following:

                                                             OTHER EXPENSES
                                                         ---------------------
                                                          ADMIN.    SHAREHOLDER      TOTAL          WAIVERS,
                            MANAGEMENT    DISTRIBUTION   SERVICES    SERVICES      OPERATING      REIMBURSEMENTS      NET OPERATING
PORTFOLIO                       FEE       (12b-1) FEES     FEE          FEE         EXPENSES      AND RECOUPMENTS       EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING American Century
Small-Mid Cap Value         1.00%           -            0.25%      0.25%          1.50%          (0.08)%(6)          1.42%

ING JPMorgan International  0.80%           -            0.20%      0.25%          1.25%          (0.00)%(6)          1.25%

2. The following footnote is inserted on page 57 following the table beginning on page 56 entitled "S Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" of the S Class and ADV Class Prospectus:

       (6) ILIAC has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of May 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.08%.
            Based upon the net assets as of May 31, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if ILIAC elects to renew it.

3. The information relating to ING American Century Small-Mid Cap Value Portfolio on page 58 in the table entitled "Example" under the section entitled "Portfolio Fees and Expenses" of the S Class and ADV Class Prospectus is deleted and replaced with the following:

PORTFOLIO                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
ING American Century
Small-Mid Cap Value        $145       $466        $811        $1,784

4. The information relating to the Portfolios in the table on page 59 entitled "ADV Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" of the S Class and ADV Class Prospectus is deleted and replaced with the following:



                                                             OTHER EXPENSES
                                                         ---------------------
                                                          ADMIN.    SHAREHOLDER      TOTAL          WAIVERS,
                            MANAGEMENT    DISTRIBUTION   SERVICES    SERVICES      OPERATING      REIMBURSEMENTS      NET OPERATING
PORTFOLIO                       FEE       (12b-1) FEES     FEE          FEE         EXPENSES      AND RECOUPMENTS       EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING American Century
Small-Mid Cap Value         1.00%         0.25%          0.25%      0.25%          1.75%          (0.08)%(6)          1.67%

ING JPMorgan International  0.80%         0.25%          0.20%      0.25%          1.50%          (0.00)%(6)          1.50%

5. The following footnote is inserted on page 59 following the table on page 59 entitled "ADV Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" of the S Class and ADV Class Prospectus:

      (6) ILIAC has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of May 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.08%. Based upon the net assets as of May 31, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if ILIAC elects to renew it.

6. The information relating to ING American Century Small-Mid Cap Value Portfolio on page 59 in the table entitled "Example" under the section entitled "Portfolio Fees and Expenses" of the S Class and ADV Class Prospectus is deleted and replaced with the following:

PORTFOLIO                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
ING American Century
Small-Mid Cap Value        $170       $543        $941        $2,056



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING PARTNERS, INC.
             ING JPMORGAN INTERNATIONAL PORTFOLIO ("PORTFOLIO")

                          Supplement dated June 9, 2006
              to the Initial Class, Service Class and Adviser Class
                   Statement of Additional Information ("SAI")
                              dated April 28, 2006

Effective immediately, the Portfolio's Sub-Advisory fee is reduced and ING Life Insurance and Annuity Company ("ILIAC"), the Portfolio's investment adviser, has implemented a waiver to reduce the Portfolio's advisory fee for the period from June 1, 2006 though May 1, 2008. The SAI is hereby revised as follows:

     1. The information relating to the Portfolio in the table beginning on page 81 under the sub-section entitled "Advisory Fees" in the section entitled "Adviser" of the SAI, as well as, "footnote (1)" to the table on page 82, are deleted and replaced with the following:

     ING JPMorgan International(1)    0.80% of the Portfolio's average daily net
                                      assets



     2. Footnote (1) on page 82 under the sub-section entitled "Advisory Fees" in the section entitled "Adviser" of the SAI is deleted and replaced with the following:

          (1) Pursuant to a waiver, ILIAC has agreed to lower the advisory fee for ING American Century Small-Mid Cap Value Portfolio,
              ING JPMorgan International Portfolio and ING Van Kampen Comstock Portfolio so that advisory fees payable to ILIAC will be waived in amounts equal to 50% of the savings to ILIAC resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2006 through May 1, 2007 for ING American Century Small-Mid Cap Value Portfolio and ING Van Kampen Comstock Portfolio and from June 1, 2006 through May 1, 2008 for ING JPMorgan International Portfolio.

  3. The information relating to the Portfolio in the table beginning on page 83 under the sub-section entitled "Sub-Advisory Fees" in the section entitled "Sub-Advisers" of the SAI is deleted and replaced with the following:

     ING JPMorgan International   0.55% on the first $100 million of the
                                  Portfolio's average daily net assets;
                                  0.40% on the next $200 million of the
                                  Portfolio's average daily net assets;
                                  0.35% on the next $200 million of the
                                  Portfolio's average daily net assets; and
                                  0.30% on the Portfolio's average daily net
                                  assets in excess of $500 million.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE